Lease Transactions (Profit or Loss of Lease Transactions as a Lessor) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Sales type and direct financing leases:
Finance income on net investment	¥ 122,810	¥ 119,010
Operating leases:
Lease income	3,663	7,856
Total	¥ 126,473	¥ 126,866